UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23255

Vivaldi Opportunities Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities – 10.1%
$500,000	ARES XLIV CLO Ltd. Series 2017-44A, Class E, 10.486% (LIBOR 3 Month+805 basis points), 10/15/2029[1,2,3]	$460,384
500,000	Ashford Hospitality Trust Series 2018-KEYS, Class F, 8.455% (LIBOR 1 Month+600 basis points), 5/15/2035[1,2,3]	490,290
500,000	CPS Auto Receivables Trust 2017-D Series 2017-D, Class E, 5.300%, 6/17/2024[1,3]	500,533
500,000	Deephaven Residential Mortgage Trust 2018-4 Series 2018-4A, Class B2, 6.125%, 10/25/2058[1,3,4]	496,165
750,000	Fannie Mae Connecticut Avenue Securities Series 2018-C05, Class 1B1, 6.756% (LIBOR 1 Month+425 basis points), 1/25/2031[1,2]	717,528
500,000	Invitation Homes Trust Series 2017-SFR2, Class F, 5.432% (LIBOR 1 Month+300 basis points), 12/17/2036[2,3]	500,767
250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 8.945% (LIBOR 3 Month+650 basis points), 1/18/2028[1,2,3]	229,619
1,000,000	MMCF CLO LLC Series 2017-1A, Class D, 8.816% (LIBOR 3 Month+638 basis points), 1/15/2028[1,2,3]	979,151
1,000,000	Monroe Capital MML CLO VI Ltd. Series 2018-1A, Class E, 9.336% (LIBOR 3 Month+690 basis points), 4/15/2030[1,2,3]	969,347
335,000	Mosaic Solar Loan Trust Series 2018-1A, Class C, 0.000%, 6/22/2043[1,3]	290,434
700,000	OZLM VI Ltd. Series 2014-6A, Class ES, 11.089% (LIBOR 3 Month+864 basis points), 4/17/2031[1,2,3]	642,466
768,304	RBSSP Resecuritization Trust Series 2009-10, Class 2A2, 2.000%, 1/26/2037[1,3,4]	520,946
227,606	Velocity Commercial Capital Loan Trust Series 2018-1, Class M6, 7.260%, 4/25/2048[1,3]	218,780
1,000,000	York CLO-2 Ltd. Series 2015-1A, Class F, 9.719% (LIBOR 3 Month+725 basis points), 1/22/2031[1,2,3]	856,320
	Total Asset-Backed Securities (COST $8,134,591)	7,872,730

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	Bank Loans – 1.9%
$1,500,000	Vista Outdoor 10.301%, 11/19/2023	$1,492,500
	Total Bank Loans (Cost $1,492,634)	1,492,500

Number of Shares
	Closed-End Funds – 48.1%
36,171	Aberdeen Emerging Markets Equity Income Fund, Inc.	229,686
95,144	Aberdeen Total Dynamic Dividend Fund[5]	685,988
11,081	Advent Claymore Convertible Securities and Income Fund[5]	138,956
13,596	Alliance California Municipal Income Fund, Inc.[5]	185,993
54,751	AllianzGI Convertible & Income 2024 Target[5]	436,913
37,540	AllianzGI NFJ Dividend Interest & Premium Strategy Fund[5]	400,927
10,102	BlackRock Municipal 2030 Target Term Trust	207,192
14,206	BlackRock Resources & Commodities Strategy Trust	100,294
38,754	BrandywineGLOBAL Global Income Opportunities Fund, Inc.[5]	402,267
16,787	Brookfield Real Assets Income Fund, Inc.[5]	320,128
63,643	Clough Global Opportunities Fund[5]	523,782
60,733	Cornerstone Strategic Value Fund, Inc.[5]	678,995
19,747	Cornerstone Total Return Fund, Inc.[5]	219,389
61,862	Delaware Enhanced Global Dividend & Income Fund[5]	538,199
1	DSC Meridian LP	1,500,000
28,865	Eagle Growth & Income Opportunities Fund[5]	364,565
46,159	Eaton Vance Limited Duration Income Fund[5]	550,215
6,259	Franklin Ltd. Duration Income Trust	56,456
52,509	Garrison Capital, Inc.[5]	337,633
16,025	High Income Securities Fund	142,622
54,391	Highland Floating Rate Opportunities Fund[5]	696,205
54,687	Invesco High Income Trust II5	685,228
137,990	Invesco Senior Income Trust[5]	539,541
27,706	Kayne Anderson MLP/Midstream Investment Co.[5]	381,235
50,608	Lazard World Dividend & Income Fund, Inc.[5]	430,674
92,621	Liberty All Star Growth Fund, Inc.[5]	406,606
1	Linden Investors LP	1,482,593
46,075	Morgan Stanley Emerging Markets Debt Fund, Inc.[5]	379,197
31,660	Morgan Stanley Emerging Markets Fund, Inc.[5]	510,043
18,938	NexPoint Strategic Opportunities Fund[5]	377,434
9,454	Nuveen California Quality Municipal Income Fund	120,539
28,817	Nuveen Credit Strategies Income Fund[5]	213,246
29,114	Nuveen Emerging Markets Debt 2022 Target Term Fund[5]	222,140
18,419	Nuveen Intermediate Duration Quality Municipal Term Fund[5]	227,475
17,006	Nuveen Mortgage Opportunity Term Fund[5]	380,084
24,188	Nuveen Mortgage Opportunity Term Fund 2[5]	536,248
176,437	Palmer Square Opportunistic Income Fund	3,214,689

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
94,080	PGIM Global Short Duration High Yield Fund, Inc.[5]	$1,215,514
9,398	PGIM Short Duration High Yield Fund, Inc.[5]	122,456
19,380	PIMCO Dynamic Credit and Mortgage Income Fund	407,949
461,766	PIMCO Flexible Credit Income Fund	4,488,361
1	Pomona Investment LP	1,500,000
122,766	RiverNorth Marketplace Lending Corporation[7]	2,720,490
1	ShoreBridge Point72 LP	1,896,823
7,435	Special Opportunities Fund, Inc.[5]	88,068
30,756	Sprott Focus Trust, Inc.[5]	178,385
55,067	Templeton Emerging Markets Income Fund[5]	529,745
78,594	Templeton Global Income Fund[5]	473,922
3,252	The China Fund, Inc.	54,926
8,198	The India Fund, Inc.[5]	165,928
36,449	Tortoise MLP Fund, Inc.[5]	446,500
25,393	Virtus Total Return Fund, Inc.[5]	219,903
161,982	Voya Prime Rate Trust[5]	727,299
1	Walleye Opportunities LP	2,000,000
13,001	Western Asset Global High Income Fund, Inc.[5]	107,518
1	Whitebox Asymmetric LP	1,479,049
	Total Closed-End Funds (Cost $41,236,229)	37,646,213

Principal Amount
	Collateralized Mortgage Obligations – 14.0%
	Alternative Loan Trust
$3,987,220	Series 2005-59, Class 2X, 1.213%, 11/20/2035[1,4]	197,196
7,391,226	Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[1,4]	103,640
528,672	American Home Mortgage Assets Trust Series 2006-6, Class XP, 1.378%, 12/25/2046[1,4]	37,557
	American Home Mortgage Investment Trust
243,220	Series 2006-1, Class 12A1, 2.906% (LIBOR 1 Month+40 basis points), 3/25/2046[1,2]	230,768
1,304,292	Series 2006-2, Class 1A2, 2.826% (LIBOR 1 Month+32 basis points), 6/25/2046[1,2]	517,696
856,098	Banc of America Funding Trust Series 2006-H, Class 4A1, 4.339%, 9/20/2046[1,4]	767,887
7,093,048	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.670%, 2/25/2035[1,4]	123,348
250,000	Citigroup Commercial Mortgage Trust Series 2018-TBR, Class F, 6.105% (LIBOR 1 Month+365 basis points), 12/15/2036[1,2,3]	246,937
500,000	COMM Mortgage Trust Series 2013-CR10, Class D, 4.793%, 8/10/2046[1,3,4]	474,726

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$100,000	Csail Commercial Mortgage Trust Series 2015-C2, Class C, 4.205%, 6/15/2057[1,4]	$96,423
2,000,000	Deutsche Alt-A Securities Mortgage Loan Trust Series Series 2007-BAR1, Class A4, 2.746% (LIBOR 1 Month+24 basis points), 3/25/2037[1,2]	267,730
650,000	Fannie Mae Connecticut Avenue Securities Series 2018-C02, Class 2M2, 4.706% (LIBOR 1 Month+220 basis points), 8/25/2030[1,2]	632,415
250,000	GS Mortgage Securities Trust 2018-HART Series 2018-HART, Class F, 6.355% (LIBOR 1 Month+390 basis points), 10/15/2031[2,3]	249,998
512,000	Home Partners of America Trust Series 2018-1, Class F, 4.805% (LIBOR 1 Month+235 basis points), 7/17/2037[2,3]	501,978
3,896,611	IndyMac INDX Mortgage Loan Trust Series 2004-AR12, Class AX2, 0.686%, 12/25/2034[1,4]	144,120
250,000	J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-ASH8, Class F, 6.455% (LIBOR 1 Month+400 basis points), 2/15/2035[1,2,3]	246,831
406,481	Luminent Mortgage Trust Series 2006-6, Class A2B, 2.746% (LIBOR 1 Month+24 basis points), 10/25/2046[1,2]	322,292
500,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class D, 4.132%, 7/15/2050[1,3,4]	452,226
	Morgan Stanley Mortgage Loan Trust
28,251	Series 2007-10XS, Class A2, 6.250%, 2/25/2037[1,4]	18,795
567,662	Series 2007-7AX, Class 2A1, 2.626% (LIBOR 1 Month+12 basis points), 4/25/2037[1,2]	280,313
	RALI Series Trust
1,117,708	Series 2008-QR1, Class 1A4, 6.000%, 8/25/2036[1]	938,064
570,149	Series 2006-QS17, Class A7, 6.000%, 12/25/2036[1]	516,151
472,475	RALI Trust Series 2006-QA4, Class A, 2.686% (LIBOR 1 Month+18 basis points), 5/25/2036[1,2]	422,213
	Residential Asset Securitization Trust
1,541,132	Series 2006-A8, Class 2A7, 6.500%, 8/25/2036[1]	799,863
490,683	Series 2007-A6, Class 1A3, 6.000%, 6/25/2037[1]	423,802
	STACR Trust
900,000	Series 2018-DNA2, Class M2, 4.656% (LIBOR 1 Month+215 basis points), 12/25/2030[1,2,3]	873,724
500,000	Series 2018-DNA3, Class M2, 4.606% (LIBOR 1 Month+210 basis points), 9/25/2048[1,2,3]	480,141

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$700,000	Wells Fargo Commercial Mortgage Trust Series 2015-C27, Class D, 3.768%, 2/15/2048[1,3]	$587,441
	Total Collateralized Mortgage Obligations (Cost $11,301,022)	10,954,275

Number of Shares
	Common Stocks – 30.4%
	Communications – 3.8%
136,060	eDreams ODIGEO S.A.*	370,237
30,989	Houghton Mifflin Harcourt Co.*,5	274,562
43,107	IMAX Corp.*,5,6	810,843
326	Tribune Media Co.	14,794
31,543	Twenty-First Century Fox, Inc. - Class A5	1,517,849
		2,988,285
	Consumer Discretionary – 3.2%
37,571	BlueLinx Holdings, Inc.*,5	928,379
48,080	Garrett Motion, Inc.*,5	593,307
80,300	Potbelly Corp.*,5	646,415
200,042	Restaurant Group PLC	363,574
		2,531,675
	Consumer Staples – 1.5%
41,790	Darling Ingredients, Inc.*,5	804,039
27,770	Primo Water Corp.*,5	389,058
		1,193,097
	Energy – 3.6%
14,764	CrossAmerica Partners LP	209,058
56,213	Dominion Energy Midstream Partners LP5	1,014,083
1,509	TransMontaigne Partners LP	61,235
35,456	Valero Energy Partners LP5	1,495,179
		2,779,555
	Financials – 6.3%
5,404	Alberton Acquisition Corp.*,6	54,202
6,790	Bain Capital Specialty Finance, Inc.	113,868
74,551	Barings BDC, Inc.[5]	671,705
2,674	Big Rock Partners Acquisition Corp.*	26,740
1,816	Black Ridge Acquisition Corp.*,5	18,233
4,354	Boxwood Merger Corp.*	43,235
3,127	CF Finance Acquisition Corp.*	31,270
4,157	Chardan Healthcare Acquisition Corp.*	41,861
3,751	ChaSerg Technology Acquisition Corp.*	37,247
2,952	CM Seven Star Acquisition Corp.*,5,6	29,815
5,717	DD3 Acquisition Corp.*,6	57,284

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (continued)
	FINANCIALS (Continued)
2,697	Diamond Hill Investment Group, Inc.[5]	$403,067
3,751	Edtechx Holdings Acquisition Corp.*	37,473
58,009	Exantas Capital Corp.[5]	581,250
2,268	Far Point Acquisition Corp. - Class A*	21,886
15,970	FCB Financial Holdings, Inc. - Class A*,5	536,273
3,235	FinTech Acquisition Corp. III*	32,447
10,274	FS KKR Capital Corp.	53,219
15,202	Gordon Pointe Acquisition Corp.*	152,020
5,615	Graf Industrial Corp.*	55,869
97,934	Great Elm Capital Group, Inc.*,5	331,017
28,263	GSV Capital Corp.*,5	147,533
5,796	Haymaker Acquisition Corp.*	58,018
21,455	Industrial Logistics Properties Trust - REIT[5]	422,012
2,223	Legacy Acquisition Corp.*	21,830
6,444	Leisure Acquisition Corp.*	63,473
15,771	MTech Acquisition Corp.*,5	158,814
8,811	Mudrick Capital Acquisition Corp. - Class A*	86,965
11,416	One Madison Corp.*,6	114,502
5,323	Opes Acquisition Corp.*	51,633
5,506	Schultze Special Purpose Acquisition Corp.*	54,785
40,720	Select Income REIT[5]	299,699
3,408	Twelve Seas Investment Co.*,6	33,467
4,994	Union Acquisition Corp.*,6	50,290
		4,893,002
	Health Care – 2.9%
1	Cigna Corp.[5]	140
18,294	Pacific Biosciences of California, Inc.*,5	135,376
10,702	Shire PLC - ADR[5,6]	1,862,576
4,174	TESARO, Inc.*	309,920
		2,308,012
	Industrials – 0.2%
127,711	Vertex Energy, Inc.*,5	130,265
	Materials – 1.8%
24,320	AdvanSix, Inc.*,5	591,949
15,209	Berry Global Group, Inc.*,5	722,884
5,869	Univar, Inc.*	104,116
		1,418,949
	Technology – 4.5%
90,526	Adesto Technologies Corp.*,5	398,314
5,434	Apptio, Inc.*,5	206,275
6,227	ARRIS International PLC*,5,6	190,359
2,046	athenahealth, Inc.*,5	269,929

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
1,651	Dell Technologies, Inc. - Class C*	$80,679
1,632	Dun & Bradstreet Corp.	232,952
82,289	EXFO, Inc.*,5,6	233,701
5,758	MicroStrategy, Inc. - Class A*,5	735,584
35,314	OneSpan, Inc.*,5	457,316
1,417	PC-Tel, Inc.*	6,079
158	Red Hat, Inc.*,5	27,751
4,797	Super Micro Computer, Inc.*	66,199
90,039	Telenav, Inc.*,5	365,558
2,410	TESSCO Technologies, Inc.	28,920
4,666	Travelport Worldwide Ltd.[6]	72,883
38,055	USA Technologies Inc*	148,034
		3,520,533
	Utilities – 2.6%
31,404	Luxfer Holdings PLC[5,6]	553,653
21,051	Vectren Corp.[5]	1,515,251
		2,068,904
	Total Common Stocks (Cost $25,922,888)	23,832,277

Principal Amount
	Corporate Bonds – 1.3%
	Financials – 1.3%
$500,000	ConnectOne Bancorp, Inc. 5.200% (LIBOR 3 Month+284 basis points), 2/1/2028[1,4]	498,280
500,000	Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/2023[1,3]	487,500
		985,780
	Total Corporate Bonds (Cost $1,000,000)	985,780
	Exchange-Traded Debt Securities – 1.1%
	Financials – 1.1%
2,803	Capital Southwest Corp. 5.950%, 12/15/2022[1]	69,654
4,659	Monroe Capital Corp. 5.750%, 10/31/2023[1]	107,623
2,573	OFS Capital Corp. 6.500%, 10/31/2025[1]	61,109
14,000	Oxford Square Capital Corp. 6.500%, 3/30/2024[1]	343,000
400	Stellus Capital Investment Corp. 5.750%, 9/15/2022[1]	9,740

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	EXCHANGE-TRADED DEBT SECURITIES (Continued)
$5,409	THL Credit, Inc. 6.750%, 12/30/2022[1]	$135,225
4,620	THL Credit, Inc. X 6.125%, 10/30/2023[1]	113,652
	Total Exchange-Traded Debt Securities (Cost $867,913)	840,003

Number of Shares
	Exchange-Traded Funds – 0.4%
29,417	Invesco Municipal Opportunity Trust[5]	328,882
	Total Exchange-Traded Funds (Cost $328,196)	328,882

Number of Contracts
	Purchased Options Contracts – 0.0%
	Put Options – 0.0%
	CVS Health Corp.
10	Exercise Price: $180.00, Notional Amount: $180,000, Expiration Date: January 19, 2019*	15
1	Exercise Price: $185.00, Notional Amount: $18,500, Expiration Date: January 19, 2019*	9
	Total Put Options (Cost $1,015)	24
	Total Purchased Options Contracts (Cost $1,015)	24

Number of Shares
	Rights – 0.0%
2,674	Big Rock Partners Acquisition Corp., Expiration Date: July 3, 2019*	962
908	Black Ridge Acquisition Corp., Expiration Date: July 3, 2019*,5	354
2,952	CM Seven Star Acquisition Corp., Expiration Date: April 25, 2019*,5,6	945
18,163	Corium International, Expiration Date: March 13, 2020*,5,8	—
3,408	Twelve Seas Investment Co.*,6	1,193
4,994	Union Acquisition Corp.*,6	1,898
	Total Rights (Cost $—)	5,352
	Short-Term Investments – 3.6%
2,841,932	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 2.24%[5,9]	2,841,932
	Total Short-Term Investments (Cost $2,841,932)	2,841,932

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Principal Amount		Value
	Units – 0.0%
1	Leisure Acquisition Corp.*	$10
1	One Madison Corp.*,6	10
	Total Units (Cost $22)	20

Number of Shares
	Warrants – 0.0%
$1,337	Big Rock Partners Acquisition Corp., Expiration Date: November 30, 2022*	514
2,108	Black Ridge Acquisition Corp., Expiration Date: October 25, 2022*,5	632
1,476	CM Seven Star Acquisition Corp., Expiration Date: November 5, 2018*,5,6	295
756	Far Point Acquisition Corp., Expiration Date: May 31, 2025*	907
15,202	Gordon Pointe Acquisition Corp., Expiration Date: January 25, 2023*	5,914
2,898	Haymaker Acquisition Corp., Expiration Date: November 15, 2022*	1,884
2,223	Legacy Acquisition Corp., Expiration Date: November 29, 2022*	736
3,222	Leisure Acquisition Corp., Expiration Date: December 27, 2022*	2,545
15,771	MTech Acquisition Corp., Expiration Date: August 1, 2024*	8,674
8,811	Mudrick Capital Acquisition Corp., Expiration Date: March 12, 2019*	3,965
5,708	One Madison Corp., Expiration Date: February 21, 2023*,6	4,452
5,323	Opes Acquisition Corp., Expiration Date: January 15, 2023*	1,125
3,408	Twelve Seas Investment Co., Expiration Date: July 13, 2023*,6	852
4,994	Union Acquisition Corp., Expiration Date: July 1, 2025*,6	674
	Total Warrants (Cost $—)	33,169
	Total Investments – 110.9% (Cost $93,126,442)	86,833,157
	Liabilities in Excess of Other Assets – (10.9)%	(8,556,476)
	Total Net Assets – 100.0%	$78,276,681
	Securities Sold Short – (10.4)%
	Common Stocks – (10.4)%
	Communications – (0.3)%
(2,093)	Gray Television, Inc.*	(30,851)
(2,212)	HealthStream, Inc.	(53,420)
(535)	Shopify, Inc.*,6	(74,071)
(754)	Walt Disney Co.	(82,675)
		(241,017)
	Consumer Discretionary – (1.7)%
(3,272)	BG Staffing, Inc.	(67,567)
(525)	Cinemark Holdings, Inc.	(18,795)
(481)	Domino's Pizza, Inc.	(119,283)
(9,664)	El Pollo Loco Holdings, Inc.*	(146,603)

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
(5,228)	Freshpet, Inc.*	$(168,132)
(2,394)	Lovesac Co.*	(54,918)
(1,815)	PetIQ, Inc. - Class A*	(42,598)
(6,488)	Ruth's Hospitality Group, Inc.	(147,472)
(3,091)	Sleep Number Corp.*	(98,077)
(700)	Tesla, Inc.*	(232,961)
(3,552)	Wingstop, Inc.	(228,003)
		(1,324,409)
	Consumer Staples – (0.2)%
(2,544)	Chefs' Warehouse, Inc.*	(81,357)
(1,500)	Ollie's Bargain Outlet Holdings, Inc.*	(99,765)
		(181,122)
	Financials – (2.1)%
(2,691)	Axos Financial, Inc.*	(67,759)
(42,348)	Government Properties Income Trust - REIT	(290,931)
(21,454)	Industrial Logistics Properties Trust - REIT	(422,000)
(3,234)	National General Holdings Corp.	(78,295)
(3,272)	Seritage Growth Properties	(105,784)
(16,849)	Synovus Financial Corp.	(539,000)
(4,192)	Trupanion, Inc.*	(106,728)
		(1,610,497)
	Health Care – (2.3)%
(744)	Insulet Corp.*	(59,014)
(1,201)	iRhythm Technologies, Inc.*	(83,445)
(6,173)	Mallinckrodt PLC*,6	(97,533)
(1,400)	Merit Medical Systems, Inc.*	(78,134)
(4,484)	Tactile Systems Technology, Inc.*	(204,246)
(53,875)	Takeda Pharmaceutical Co., Ltd. - Spon. ADR[6]	(906,178)
(5,410)	Teladoc Health, Inc.*	(268,174)
(3,462)	Vanda Pharmaceuticals, Inc.*	(90,462)
		(1,787,186)
	Industrials – (0.7)%
(6,976)	AAON, Inc.	(244,578)
(2,169)	ArcBest Corp.	(74,310)
(554)	Mesa Laboratories, Inc.	(115,448)
(3,222)	Mobile Mini, Inc.	(102,299)
(347)	MSA Safety, Inc.	(32,712)
		(569,347)
	Materials – (0.1)%
(500)	Quaker Chemical Corp.	(88,855)

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	Technology – (1.7)%
(323)	Arista Networks, Inc.*	$(68,056)
(1,500)	Benefitfocus, Inc.*	(68,580)
(4,074)	Ciena Corp.*	(138,149)
(4,321)	Cohu, Inc.	(69,438)
(4,610)	CTS Corp.	(119,353)
(1,649)	Dell Technologies, Inc. - Class C*	(80,587)
(3,200)	Diodes, Inc.*	(103,232)
(2,300)	Domo, Inc.*	(45,149)
(8,880)	FormFactor, Inc.*	(125,119)
(300)	HubSpot, Inc.*	(37,719)
(26,942)	KeyW Holding Corp.*	(180,243)
(463)	Motorola Solutions, Inc.	(53,264)
(5,265)	NetScout Systems, Inc.*	(124,412)
(1,773)	Tabula Rasa HealthCare, Inc.*	(113,046)
		(1,326,347)
	Utilities – (1.3)%
(14,008)	Dominion Energy, Inc.	(1,001,012)
	Total Common Stocks (Proceeds $8,937,727)	(8,129,792)

Number of Contracts
	WRITTEN Options Contracts – 0.0%
	Call Options – 0.0%
	Red Hat, Inc.
(1)	Exercise Price: $170.00, Notional Amount: $(17,000), Expiration Date: January 19, 2019	(610)
	Tribune Media Co.
(3)	Exercise Price: $45.00, Notional Amount: $(13,500), Expiration Date: January 19, 2019	(113)
	Twenty-First Century Fox, Inc. - Class A
(7)	Exercise Price: $49.00, Notional Amount: $(34,300), Expiration Date: January 19, 2019	(175)
	Total Call Options (Proceeds $949)	(898)

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2018 (Unaudited)

Number of Contracts		Value
	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTIONS CONTRACTS (Continued)
	Put Options – 0.0%
	Mallinckrodt PLC
(31)	Exercise Price: $15.00, Notional Amount: $(46,500), Expiration Date: January 19, 2019	(2,790)
	Total Put OpTions (Proceeds $2,536)	(2,790)
	Total WRITTEN Options Contracts (Proceeds $3,485)	(3,688)
	Total Securities Sold Short (Proceeds $8,941,212)	$(8,133,480)

ADR – American Depository Receipt

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

* Non-income producing security.

1 Callable.

2 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $11,756,704 which represents 15.0% of Net Assets.

4 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

5 All or a portion of this security is segregated as collateral for securities sold short and swap contracts. Aggregate value of segregated securities were $39,687,597.

6 Foreign security denominated in U.S. Dollars.

7 Affiliated security.

8 Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets.  The total value of this security is $0.

9 The rate is the annualized seven-day yield at period end.

FUTURES CONTRACTS

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Description	Date	Trade Date	December 31, 2018	Depreciation

(30)	3 Year Eris Swap Future	March 2021	$(2,907,126)	$(2,929,506)	$(22,380)

(4)	90 Day Euro $ Future	March 2019	(971,888)	(972,900)	(1,012)

TOTAL FUTURES CONTRACTS			$(3,879,014)	$(3,902,406)	$(23,392)

See accompanying Notes to Schedule of Investments.

Note 1 – Organization

Vivaldi Opportunities Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and organized as a Maryland corporation on March 29, 2017. Vivaldi Asset Management, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager provides day-to-day investment management services to the Fund. The Fund is non-diversified, which means that under the Investment Company Act, it is not limited in the percentage of its assets that it may invest in any single issuer of securities.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund’s Valuation Committee will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board of Directors of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by Investment Manager or a Sub-Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(e) Closed-end Funds (“CEFs”)

The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act of 1940 and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(f) Futures

A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Note 3 – Federal Income Taxes

At December 31, 2018, gross unrealized appreciation and depreciation of investments and short securities, based on cost for federal income tax purposes were as follows:

Cost of investments	$84,195,868

Gross unrealized appreciation	$1,759,148
Gross unrealized depreciation	(7,255,339)

Net unrealized depreciation on investments	$(5,496,191)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund’s assets carried at fair value.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Asset-Backed Securities	$-	$7,872,730	$-	$7,872,730
Bank Loans	-	1,492,500	-	1,492,500
Closed-End Funds	37,646,213	-	-	37,646,213
Collateralized Mortgage Obligations	-	10,954,275	-	10,954,275
Common Stocks*	23,832,277	-	-	23,832,277
Corporate Bonds**	-	985,780	-	985,780
Exchange-Traded Debt Securities*	840,003	-	-	840,003
Exchange-Traded Funds	328,882	-	-	328,882
Purchased Options Contracts	-	24	-	24
Rights	5,352	-	-	5,352
Units	20	-	-	20
Warrants	33,169	-	-	33,169
Short-Term Investments	2,841,932	-	-	2,841,932
Total Investments	$65,458,194	$21,374,963	$-	$86,833,157

Liabilities
Securities Sold Short
Common Stocks*	$8,129,792	$-	$-	$8,129,792
Exchange-Traded Funds	-	-	-	-
Written Options Contracts	3,575	113	-	3,688
Other Financial Instruments[1]
Futures Contracts	23,392	-	-	23,392
Total Investments	$8,156,759	$113	$-	$8,156,872

*All common stocks and exchange-traded debt securities held in the Fund are Level 1 securities. For a detailed break-out of common stocks and exchange-traded debt securities by major industry classification, please refer to the Schedule of Investments.

**All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

1 Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2018	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Balance as of December 31, 2018	$-

Note 5 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any other investment which is advised by or sponsored by the Advisor or a Sub-Advisor. In the case of the Fund, RiverNorth Capital Management, LLC. (“RiverNorth”) acts as a Sub-Advisor to the Fund. The Fund owns the holding noted below which is advised by RiverNorth. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Value End of Period	Interest/Income Credited to Income
RiverNorth Marketplace Lending Corporation	$3,467,774	-	$(500,000)	$(42,511)	$(204,773)	$2,720,490	$250,851

Security Description	Principal Amount/Shares Beginning of Period	Purchases	Sales	Principal Amount/Shares End of Period
RiverNorth Marketplace Lending Corporation	144,792	-	(22,026)	122,766

ITEM 2. CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vivaldi Opportunities Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	February 27, 2019

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	February 27, 2019

* Print the name and title of each signing officer under his or her signature.